Label	Element	Value
First Investors Life Series Special Situations Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	filsf_SupplementTextBlock
SUPPLEMENT DATED JANUARY 31, 2017

FIRST INVESTORS LIFE SERIES FUNDS

PROSPECTUS

DATED MAY 1, 2016

1.	In “The Funds Summary Section” for the Special Situations Fund, the last sentence of the first paragraph under the heading “Principal Investment Strategies” is deleted and replaced with the following:

The Fund also may invest in exchange-traded funds (“ETFs”) to gain exposure to stocks and in real estate investment trusts (“REITs”).

2.	In “The Funds Summary Section” for the Special Situations Fund, the following is added as a principal risk:

REIT Risk.  In addition to the risks associated with the real estate industry, which include declines in the real estate market, decreases in property revenues and increases in property taxes and operating expenses, REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value, and the potential failure to qualify for federal tax-free pass through of net income and gains and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types.  As a result, investments in REITs may be volatile.  REITs are pooled investment vehicles with their own fees and expenses, and the Fund will indirectly bear a proportionate share of those fees and expenses.

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Please retain this Supplement for future reference.

LP0117

Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Life Series Special Situations Fund